Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	TOP WEALTH GROUP HOLDING LIMITED
Trading Symbol	TWG
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	27,000,000
Amendment Flag	false
Entity Central Index Key	0001978057
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42014
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Units 714 & 715
Entity Address, Address Line Two	Hong Kong Plaza
Entity Address, Address Line Three	Connaught Road West
Entity Address, Country	HK
Entity Address, City or Town	Hong Kong
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6732
Auditor Name	Onestop Assurance PAC
Auditor Location	Singapore
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Units 714 & 715
Entity Address, Address Line Two	Hong Kong Plaza
Entity Address, Address Line Three	Connaught Road West
Entity Address, Country	HK
Entity Address, City or Town	Hong Kong
Contact Personnel Name	Kim Kwan Kings, WONG
City Area Code	+852
Local Phone Number	36158567
Contact Personnel Email Address	kings@topwealth.cc
Entity Address, Postal Zip Code	00000